Borrowings - Schedule of Analysis of Net Debt Movements (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Detailed Information About Borrowings [Line Items]
Net debt, Opening balance	£ 36,302	£ 40,241
Cash flows per net debt statement	(487)	(4,074)
Foreign exchange	3,030	124
Fair value, accrued interest and other	84	11
Held for Sale	352	0
Net debt, Closing balance	39,281	36,302
Reynolds American Inc.
Disclosure Of Detailed Information About Borrowings [Line Items]
Purchase price adjustments relating to acquisition	798	754
Borrowings (excluding lease liabilities)
Disclosure Of Detailed Information About Borrowings [Line Items]
Net debt, Opening balance	39,212	43,493
Cash flows per net debt statement	(17)	(3,768)
Foreign exchange	3,881	(387)
Fair value, accrued interest and other	(454)	(126)
Held for Sale	0	0
Net debt, Closing balance	42,622	39,212
Lease liabilities
Disclosure Of Detailed Information About Borrowings [Line Items]
Net debt, Opening balance	446	475
Cash flows per net debt statement	(161)	(154)
Foreign exchange	30	(22)
Held for Sale	(16)	0
Net debt, Closing balance	517	446
Derivatives in respect of net debt
Disclosure Of Detailed Information About Borrowings [Line Items]
Net debt, Opening balance	(91)	(346)
Cash flows per net debt statement	348	(22)
Foreign exchange	(435)	277
Fair value, accrued interest and other	345	0
Held for Sale	0	0
Net debt, Closing balance	167	(91)
Cash and cash equivalents
Disclosure Of Detailed Information About Borrowings [Line Items]
Net debt, Opening balance	(2,809)	(3,139)
Cash flows per net debt statement	(571)	75
Foreign exchange	(431)	258
Fair value, accrued interest and other	(3)	(3)
Held for Sale	368	0
Net debt, Closing balance	(3,446)	(2,809)
Current investments held at fair value
Disclosure Of Detailed Information About Borrowings [Line Items]
Net debt, Opening balance	(456)	(242)
Cash flows per net debt statement	(86)	(205)
Foreign exchange	(15)	(2)
Held for Sale	0	0
Net debt, Closing balance	£ (579)	£ (456)